CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (FY) - USD ($) $ in Thousands	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total	Class A Common Stock [Member]	Class B Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-In Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Income [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Deficit [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning balance at Dec. 31, 2016	$ 3,229	$ 25	$ (135,537)	$ 2,229	$ (129,976)	$ 65	$ 13
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	(5,833)	2,335	(3,498)
Gain on extinguishment of subordinated debt	1,031	0	0	0	1,031	0	0
Stock-based compensation	50	0	0	0	50
Foreign currency translation gain (loss)	0	7	0	0	7	0	0
Distributions	0	0	0	(3,651)	(3,651)
Ending balance at Dec. 31, 2017	4,310	32	(141,370)	913	(136,037)	65	13
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	(1,640)	3,377	1,737
Foreign currency translation gain (loss)	0	(15)	0	0	(15)
Distributions	0	0	0	(1,669)	(1,669)	0	0
Ending balance at Dec. 31, 2018	4,310	17	(139,129)	2,621	(132,103)	65	13	$ 0	$ 0	$ 3,881	$ 0	$ 3,881
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	(5,154)	220	(4,934)
Foreign currency translation gain (loss)	0	2	0	0	2
Distributions	0	0	0	(984)	(984)
Ending balance at Jun. 30, 2019	4,310	19	(144,283)	1,857	(138,019)
Beginning balance at Dec. 31, 2018	4,310	17	(139,129)	2,621	(132,103)	65	13	$ 0	$ 0	$ 3,881	$ 0	$ 3,881
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	(6,401)	4,264	(2,137)
Foreign currency translation gain (loss)	0	(11)	0	0		0	0
Distributions	0	0	0	(2,371)	(2,371)
Ending balance at Dec. 31, 2019	4,310	6	(145,530)	4,514	(136,622)	65	13
Beginning balance at Mar. 31, 2019	4,310	19	(142,542)	2,378	(135,757)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	(1,741)	(253)	(1,994)
Distributions	0	0	0	(268)	(268)
Ending balance at Jun. 30, 2019	4,310	19	(144,283)	1,857	(138,019)
Beginning balance at Dec. 31, 2019	4,310	6	(145,530)	4,514	(136,622)	$ 65	$ 13
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	(1,978)	3,590	1,612
Foreign currency translation gain (loss)	0	1	0	0	1
Distributions	0	0	0	(1,000)	(1,000)
Ending balance at Jun. 30, 2020	4,310	7	(147,508)	7,104	(136,009)
Beginning balance at Mar. 31, 2020	4,310	5	(147,774)	5,298	(138,083)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	266	2,806	3,072
Foreign currency translation gain (loss)	0	2	0	0	2
Distributions	0	0	0	(1,000)	(1,000)
Ending balance at Jun. 30, 2020	$ 4,310	$ 7	$ (147,508)	$ 7,104	$ (136,009)